Loans and Leases - Composition of Loan and Lease Portfolio (Details) - USD ($) $ in Thousands		Mar. 31, 2021		Dec. 31, 2020		Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans		$ 43,061,670		$ 42,821,790	[1]		$ 41,844,019	[1]
Non-Covered Loans, Percentage		100.00%		100.00%	[1]		100.00%	[1]
Net deferred loan origination costs		$ 63,469		$ 61,808			$ 50,136
Allowance for loan and lease losses		(197,758)		(194,043)		$ (162,244)	(147,638)		$ (159,820)
Total loans and leases held for investment, net		42,927,381		42,689,555			41,746,517
Loans held for sale	[2]	141,435		117,136	[3]
Total loans and leases held for investment and held for sale, net		43,068,816		42,806,691			41,746,517
Multi-Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans		$ 32,195,256		$ 32,236,385			$ 31,158,672
Non-Covered Loans, Percentage		74.77%		75.28%			74.46%
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans		$ 7,027,236		$ 6,835,763			$ 7,081,910
Non-Covered Loans, Percentage		16.32%		15.96%			16.93%
One-to-Four Family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans		$ 208,108		$ 235,989			$ 380,361
Non-Covered Loans, Percentage		0.48%		0.55%			0.91%
Acquisition, Development, and Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans		$ 115,947		$ 89,790			$ 200,596
Non-Covered Loans, Percentage		0.27%		0.21%			0.48%
Mortgage Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans		$ 39,546,547	[4]	$ 39,397,927	[1],[4]		$ 38,821,539	[1]
Non-Covered Loans, Percentage		91.84%	[4]	92.00%	[1],[4]		92.78%	[1]
Allowance for loan and lease losses		$ (176,427)		$ (176,538)		$ (141,314)	$ (122,694)		$ (130,983)
Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans		$ 3,509,530	[5]	$ 3,417,343	[5],[6],[7]		$ 3,014,378	[6],[7]
Non-Covered Loans, Percentage		8.15%	[5]	7.98%	[5],[7]		7.20%	[7]
Commercial and Industrial | Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans		$ 1,610,550		$ 1,682,519			$ 1,742,380
Non-Covered Loans, Percentage		3.74%		3.93%			4.16%
Lease Financing, Unearned Income
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans		$ 1,898,980		$ 1,734,824			$ 1,271,998
Non-Covered Loans, Percentage		4.41%		4.05%			3.04%
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans		$ 5,593		$ 6,520			$ 8,102
Non-Covered Loans, Percentage		0.01%		0.02%			0.02%
Total Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans		$ 3,515,123		$ 3,423,863			$ 3,022,480
Total Other Loans | Other Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Covered Loans		$ 3,515,123	[4]	$ 3,423,863	[4]		$ 3,022,480
Non-Covered Loans, Percentage		8.16%	[4]	8.00%	[4]		7.22%

[1]	Excludes accrued interest receivable of $219.1 million and $116.9 million at December 31, 2020 and December 31, 2019, respectively, which is included in other assets in the Consolidated Statements of Condition.
[2]	Includes deferred loan origination fees of $3.8 million and $1.7 million at March 31, 2021 and December 31, 2020, respectively.
[3]	Includes deferred loan origination fees of $1.7 million.
[4]	Excludes accrued interest receivable of $219.0 million and $219.1 million at March 31, 2021 and December 31, 2020, respectively, which is included in other assets in the Consolidated Statements of Condition.
[5]	Includes specialty finance loans and leases of $3.2 billion and $3.0 billion, respectively, at March 31, 2021 and December 31, 2020, and other C&I loans of $350.8 million and $393.3 million, respectively, at March 31, 2021 and December 31, 2020.
[6]	Includes lease financing receivables, all of which were classified as Pass.
[7]	Includes specialty finance loans and leases of $3.0 billion and $2.6 billion, respectively, at December 31, 2020 and December 31, 2019, and other C&I loans of $393.3 million and $420.1 million, respectively, at December 31, 2020 and December 31, 2019.